Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	$ 870,890	$ (986,361)
Cayman Islands [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	1,254,078	(237,780)
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	177,259	480,596
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	$ (560,447)	$ (1,229,177)